FINANCIAL INSTRUMENTS - Cross-Currency Swap (Details) - Cross-Currency Swap - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Mar. 28, 2020
Financial Instruments
Notional amount		$ 250.0
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ (36.7)
Amount of ineffectiveness from cross-currency swap	$ 0.0